JTA	Nuveen Tax-Advantaged Total Return Strategy Fund Portfolio of Investments March 31, 2021
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 134.3% (93.0% of Total Investments)

	COMMON STOCKS – 100.5% (69.6% of Total Investments)

	Aerospace & Defense – 3.8%

21,584	General Dynamics Corp, (2)	$3,918,791
23,245	Thales SA, (3)	2,307,052
	Total Aerospace & Defense	6,225,843

	Air Freight & Logistics – 3.2%

95,653	Deutsche Post AG, (3)	5,247,606

	Automobiles – 1.9%

54,104	General Motors Co, (4), (5)	3,108,816

	Banks – 12.6%

384,921	Bank Leumi Le-Israel BM, (3), (4)	2,535,496
68,938	Bank of America Corp, (5)	2,667,211
69,606	Citigroup Inc, (5)	5,063,836
260,667	ING Groep NV, ADR, (5)	3,187,957
30,259	JPMorgan Chase & Co	4,606,328
302,189	Oversea-Chinese Banking Corp Ltd, (3)	2,643,854
	Total Banks	20,704,682

	Capital Markets – 1.4%

135,633	Deutsche Boerse AG, ADR, (3), (5)	2,244,997

	Chemicals – 5.4%

15,868	Air Liquide SA, (3)	2,590,862
35,187	DuPont de Nemours Inc, (5)	2,719,251
66,178	Nutrien Ltd	3,565,092
	Total Chemicals	8,875,205

	Communications Equipment – 1.8%

56,309	Cisco Systems Inc, (2)	2,911,738

	Construction & Engineering – 1.5%

60,335	Bouygues SA, (3)	2,416,697

	Electric Utilities – 1.1%

30,939	Evergy Inc, (5)	1,841,799

	Electrical Equipment – 1.5%

18,341	Eaton Corp PLC, (5)	2,536,193

	Energy Equipment & Services – 0.0%

3,683	Transocean Ltd, (4)	13,075

	Entertainment – 1.8%

2,099	Metro-Goldwyn-Mayer Inc, (3), (4)	214,098
4,894	Nintendo Co Ltd, (3)	2,758,431
	Total Entertainment	2,972,529

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing – 3.9%

94,500	Seven & i Holdings Co Ltd, (3)	$3,816,042
18,723	Walmart Inc, (5)	2,543,145
	Total Food & Staples Retailing	6,359,187

	Food Products – 1.5%

1,318,500	Tingyi Cayman Islands Holding Corp, (3)	2,424,360

	Health Care Equipment & Supplies – 1.5%

20,938	Medtronic PLC, (5)	2,473,406

	Health Care Providers & Services – 4.8%

13,673	Anthem Inc, (5)	4,907,923
41,239	Fresenius Medical Care AG & Co KGaA, (3)	3,037,726
6,140	Millennium Health LLC, (4), (6)	6,539
5,767	Millennium Health LLC, (4), (6)	5,854
	Total Health Care Providers & Services	7,958,042

	Hotels, Restaurants & Leisure – 1.9%

27,702	24 Hour Fitness Worldwide Inc, (3)	69,255
58,263	24 Hour Fitness Worldwide Inc, (3), (4)	123,809
20,817	Darden Restaurants Inc	2,956,014
	Total Hotels, Restaurants & Leisure	3,149,078

	Household Durables – 3.2%

52,288	PulteGroup Inc, (5)	2,741,983
1,044,192	Taylor Wimpey PLC, (3)	2,596,175
	Total Household Durables	5,338,158

	Industrial Conglomerates – 2.3%

22,580	Siemens AG, (3)	3,710,153

	Insurance – 6.0%

62,350	Ageas SA/NV, (3)	3,765,078
12,025	Allianz SE, (3)	3,058,620
12,141	Everest Re Group Ltd, (5)	3,008,661
	Total Insurance	9,832,359

	Media – 4.2%

24,326	Clear Channel Outdoor Holdings Inc, (4)	43,787
73,480	Comcast Corp, Class A, (2)	3,976,003
1	Cumulus Media Inc, (4)	9
168,700	Hakuhodo DY Holdings Inc, (3)	2,817,652
3,185	Tribune Co, (4), (6)	3
	Total Media	6,837,454

	Multi-Utilities – 1.5%

206,203	National Grid PLC, (3)	2,447,746

	Oil, Gas & Consumable Fuels – 4.4%

27,146	Chevron Corp, (2)	2,844,629
198,044	Enterprise Products Partners LP, (5)	4,360,929
1,923	Fieldwood Energy Inc, (3), (4)	—
388	Fieldwood Energy Inc, (3), (4)	—
	Total Oil, Gas & Consumable Fuels	7,205,558

Shares	Description (1)						Value

	Pharmaceuticals – 6.3%

53,117	AstraZeneca PLC, Sponsored ADR, (5)						$2,640,977
55,424	Bristol-Myers Squibb Co						3,498,917
116,509	GlaxoSmithKline PLC, Sponsored ADR, (5)						4,158,206
	Total Pharmaceuticals						10,298,100

	Semiconductors & Semiconductor Equipment – 4.0%

3,559	Broadcom Inc						1,650,166
55,179	Infineon Technologies AG, (3)						2,347,733
39,992	Intel Corp						2,559,488
	Total Semiconductors & Semiconductor Equipment						6,557,387

	Software – 5.3%

19,522	Microsoft Corp, (5)						4,602,702
57,681	Oracle Corp						4,047,476
	Total Software						8,650,178

	Specialty Retail – 5.0%

78,811	Industria de Diseno Textil SA, (3)						2,603,910
12,928	Lowe’s Cos Inc, (5)						2,458,647
2,070,000	Topsports International Holdings Ltd, 144A, (3)						3,086,621
	Total Specialty Retail						8,149,178

	Technology Hardware, Storage & Peripherals – 2.7%

68,714	Samsung Electronics Co Ltd, (3)						4,450,482

	Tobacco – 1.3%

24,078	Philip Morris International Inc, (5)						2,136,682

	Trading Companies & Distributors – 2.5%

197,400	Mitsui & Co Ltd, (3)						4,119,803

	Wireless Telecommunication Services – 2.2%

133,304	SK Telecom Co Ltd, Sponsored ADR, (5)						3,629,868
	Total Common Stocks (cost $120,363,906)						164,826,359

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 19.7% (13.6% of Total Investments) (7)

	Aerospace & Defense – 0.4%

$78	Standard Aero, Term Loan B1	3.703%	3-Month LIBOR	3.500%	4/08/26	B–	$75,568
42	Standard Aero, Term Loan B2	3.703%	3-Month LIBOR	3.500%	4/08/26	B–	40,628
476	Transdigm, Inc., Term Loan F	2.359%	1-Month LIBOR	2.250%	12/09/25	Ba3	467,415
596	Total Aerospace & Defense						583,611

	Airlines – 0.1%

64	American Airlines, Inc., Term Loan B	2.106%	1-Month LIBOR	2.000%	12/14/23	Ba3	60,712
32	WestJet Airlines, Term Loan	4.000%	6-Month LIBOR	3.000%	12/11/26	BB–	31,357
96	Total Airlines						92,069

	Automobiles – 0.1%

145	Clarios Global LP, Term Loan B	3.609%	1-Month LIBOR	3.500%	4/30/26	B+	145,446

	Building Products – 0.1%

158	Advanced Drainage Systems, Term Loan B	2.375%	1-Month LIBOR	2.250%	9/24/26	Ba1	158,607

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	Capital Markets – 0.0%

$84	RPI Finance Trust, Term Loan B1	1.859%	1-Month LIBOR	1.750%	2/11/27	BBB–	$83,954

	Chemicals – 0.5%

35	Atotech, Initial Dollar Term Loan	3.000%	3-Month LIBOR	2.500%	3/18/28	B+	34,687
554	Axalta Coating Systems, Term Loan, First Lien	2.004%	3-Month LIBOR	1.750%	6/01/24	Ba1	552,649
268	H.B. Fuller Company, Term Loan B	2.111%	1-Month LIBOR	2.000%	10/21/24	BB+	267,233
857	Total Chemicals						854,569

	Commercial Services & Supplies – 0.9%

510	Formula One Group, Term Loan B	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	505,694
353	GFL Environmental, Term Loan	3.500%	3-Month LIBOR	3.000%	5/30/25	BB–	353,405
96	Sabert Corporation, Initial Term Loan	5.500%	1-Month LIBOR	4.500%	12/10/26	B	96,704
12	Trans Union LLC, Term Loan B5	1.859%	1-Month LIBOR	1.750%	11/13/26	BBB–	12,001
23	Travelport LLC, Priority Debt Term Loan, (cash 2.500%, PIK 6.500%), (WI/DD)	TBD	TBD	TBD	TBD	B+	23,470
41	West Corporation, Incremental Term Loan B1	4.500%	3-Month LIBOR	3.500%	10/10/24	BB+	40,055
488	WEX, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	486,683
1,523	Total Commercial Services & Supplies						1,518,012

	Communications Equipment – 0.4%

392	CommScope, Inc., Term Loan B	3.359%	1-Month LIBOR	3.250%	4/04/26	Ba3	389,751
33	Riverbed Technology, Term Loan, First Lien	7.000%	3-Month LIBOR	6.000%	12/31/25	B2	31,939
325	Univision Communications, Inc., Term Loan C5	2.857%	1-Month LIBOR	2.750%	3/15/24	B	323,452
750	Total Communications Equipment						745,142

	Containers & Packaging – 0.2%

332	Reynolds Group Holdings, Inc., Term Loan, First Lien	2.859%	1-Month LIBOR	2.750%	2/04/27	BBB–	331,199

	Diversified Financial Services – 0.4%

24	Avaya, Inc., Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	N/R	24,131
333	Lions Gate Entertainment Corp., Term Loan B	2.359%	1-Month LIBOR	2.250%	3/24/25	Ba2	328,147
377	Verscend Technologies, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB–	377,657
734	Total Diversified Financial Services						729,935

	Diversified Telecommunication Services – 1.2%

60	Altice France S.A., Term Loan B12	3.794%	1-Month LIBOR	3.688%	1/31/26	B	59,930
800	CenturyLink, Inc, Term Loan B	2.359%	1-Month LIBOR	2.250%	3/15/27	BB+	792,445
12	Frontier Communications Corporation, DIP Term Loan, (10)	5.750%	1-Month LIBOR	4.750%	10/08/21	B3	12,195
40	Intelsat Jackson Holdings, S.A., Term Loan B4, (10)	8.750%	Prime	5.500%	1/02/24	N/R	40,925
64	Intelsat Jackson Holdings, S.A., Term Loan B5, (10)	8.625%	N/A	N/A	1/02/24	N/R	65,475
489	Numericable Group S.A., Term Loan B13	4.198%	3-Month LIBOR	4.000%	8/14/26	B	488,261
445	Zayo Group LLC, Initial Dollar Term Loan	3.109%	1-Month LIBOR	3.000%	3/09/27	B1	442,400
1,910	Total Diversified Telecommunication Services						1,901,631

	Electric Utilities – 0.0%

3	Vistra Operations Co., Term Loan B3	1.858%	1-Month LIBOR	1.750%	12/31/25	Baa3	2,942

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	Electrical Equipment – 0.3%

$276	Avolon LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/10/27	Baa2	$273,743
248	Vertiv Co.,Term Loan B	2.933%	1-Month LIBOR	2.750%	3/02/27	B+	245,907
524	Total Electrical Equipment						519,650

	Entertainment – 0.2%

42	AMC Entertainment, Inc., Term Loan B, (DD1)	5.250%	Prime	2.000%	4/22/26	CCC	36,455
40	Cineworld Group PLC, Second Amendment Dollar, Term Loan, (DD1)	3.750%	6-Month LIBOR	2.750%	9/20/26	CCC	34,363
295	Cineworld Group PLC, Term Loan B, (DD1)	3.500%	6-Month LIBOR	2.500%	2/28/25	CCC	253,047
25	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	2.609%	1-Month LIBOR	2.500%	7/03/25	BB–	24,545
402	Total Entertainment						348,410

	Food Products – 0.4%

207	B&G Foods Inc., Term Loan, First Lien	2.609%	1-Month LIBOR	2.500%	10/10/26	BB	206,484
387	Froneri Lux FinCo SARL, Term Loan, First Lien	2.359%	1-Month LIBOR	2.250%	1/31/27	B1	382,347
594	Total Food Products						588,831

	Health Care Providers & Services – 1.8%

499	Air Medical, Term Loan B	5.750%	3-Month LIBOR	4.750%	10/02/25	B	498,159
477	Brightspring Health, 2021 Term Loan, (WI/DD), (11)	TBD	TBD	TBD	TBD	B1	474,238
167	Gates Global LLC., Initial Dollar Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	B+	167,014
713	HCA, Inc., Term Loan B12	1.859%	1-Month LIBOR	1.750%	3/13/25	BBB–	713,861
536	HCA, Inc., Term Loan B13	1.859%	1-Month LIBOR	1.750%	3/18/26	BBB–	535,900
216	Lifepoint Health, Inc., New Term Loan B	3.859%	1-Month LIBOR	3.750%	11/16/25	B1	215,481
330	Schumacher Group, Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	327,053
2,938	Total Health Care Providers & Services						2,931,706

	Health Care Technology – 0.5%

532	Emdeon, Inc., Term Loan	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	532,066
16	Emdeon, Inc., Term Loan	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	16,002
248	Zelis, 2021 Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	246,881
796	Total Health Care Technology						794,949

	Hotels, Restaurants & Leisure – 2.3%

116	24 Hour Fitness Worldwide, Inc., Exit Term Loan	5.193%	3-Month LIBOR	5.000%	6/17/21	N/R	102,579
376	Aramark Corporation, Term Loan	1.859%	1-Month LIBOR	1.750%	3/11/25	BB+	373,098
669	Burger King Corporation, Term Loan B4	1.859%	1-Month LIBOR	1.750%	11/19/26	BB+	658,149
603	Caesars Resort Collection, Term Loan, First Lien	2.859%	1-Month LIBOR	2.750%	12/22/24	B+	595,217
43	Cineworld Group PLC, Priority Term Loan, (cash 7.000%, PIK 8.250%)	7.203%	3-Month LIBOR	7.000%	5/23/24	B–	54,391
261	Hilton Hotels, Term Loan B2	1.859%	1-Month LIBOR	1.750%	6/21/26	BBB–	259,277
436	Marriott Ownership Resorts, Inc., Term Loan B	1.859%	1-Month LIBOR	1.750%	8/31/25	BB	425,765
220	PCI Gaming, Term Loan B	2.609%	1-Month LIBOR	2.500%	5/31/26	BBB–	218,374
603	Seaworld Parks and Entertainment, Inc., Term Loan B5	3.750%	1-Month LIBOR	3.000%	3/31/24	B2	594,869
479	YUM Brands, 2021 Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	479,879
3,806	Total Hotels, Restaurants & Leisure						3,761,598

	Household Products – 0.2%

279	Reynolds Group Holdings, Inc., Term Loan, First Lien	2.859%	1-Month LIBOR	2.750%	2/05/23	B+	278,486

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	Insurance – 0.4%

$247	Acrisure LLC, Term Loan B	3.703%	3-Month LIBOR	3.500%	2/15/27	B	$245,000
233	Asurion LLC, Term Loan B6	3.109%	1-Month LIBOR	3.000%	11/03/23	Ba3	232,554
42	Broadstreet Partners, Inc., Term Loan	4.750%	3-Month LIBOR	3.750%	1/27/27	B	41,855
198	Broadstreet Partners, Inc., Term Loan B	3.359%	1-Month LIBOR	3.250%	1/27/27	B	196,034
720	Total Insurance						715,443

	Internet & Direct Marketing Retail – 0.3%

500	1-800 Contacts, Term Loan, First Lien	4.500%	6-Month LIBOR	3.750%	11/08/27	B	499,610

	Internet Software & Services – 0.3%

155	BMC Software, Inc., 2021 Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B2	154,418
291	Uber Technologies, Inc., 2021 Incremental Term Loan	3.609%	1-Month LIBOR	3.500%	4/04/25	B1	290,677
446	Total Internet Software & Services						445,095

	IT Services – 0.4%

424	Tempo Acquisition, LLC, Extended Term Loan B	3.750%	1-Month LIBOR	3.250%	10/31/26	B1	424,146
228	West Corporation, Term Loan B	5.000%	3-Month LIBOR	4.000%	10/10/24	BB–	221,085
652	Total IT Services						645,231

	Life Sciences Tools & Services – 0.1%

121	Inventiv Health, Inc., Term Loan B	1.859%	1-Month LIBOR	1.750%	8/01/24	BB	120,553

	Machinery – 0.2%

299	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	299,202
299	Total Machinery						299,202

	Marine – 0.0%

110	Harvey Gulf International Marine, Inc., Exit Term Loan	7.000%	3-Month LIBOR	6.000%	7/02/23	Caa1	63,483

	Media – 2.7%

866	Cequel Communications LLC, Term Loan B	2.356%	1-Month LIBOR	2.250%	1/15/26	BB	855,420
463	Charter Communications Operating Holdings LLC, Term Loan B2	1.860%	1-Month LIBOR	1.750%	2/01/27	BBB–	461,667
441	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.712%	3-Month LIBOR	3.500%	8/21/26	B1	425,143
99	CSC Holdings LLC, Refinancing Term Loan	2.356%	1-Month LIBOR	2.250%	7/17/25	BB	97,338
210	CSC Holdings, LLC, Term Loan B5	2.606%	1-Month LIBOR	2.500%	4/15/27	Ba3	207,728
36	Cumulus Media, Inc., Term Loan B	4.750%	3-Month LIBOR	3.750%	3/31/26	B	35,985
462	iHeartCommunications Inc., Term Loan B	3.109%	1-Month LIBOR	3.000%	5/01/26	B+	456,639
130	Intelsat Jackson Holdings SA, DIP Term Loan, (10)	6.500%	3-Month LIBOR	5.500%	7/13/21	N/R	131,738
311	Intelsat Jackson Holdings, S.A., Term Loan B, (10)	8.000%	Prime	4.750%	11/27/23	N/R	316,838
79	Meredith Corporation, Incremental Term Loan B	5.250%	3-Month LIBOR	4.250%	1/31/25	BB–	80,868
386	Meredith Corporation, Term Loan B2	2.609%	1-Month LIBOR	2.500%	1/31/25	BB–	382,306
152	Nexstar Broadcasting, Inc., Term Loan B3	2.360%	1-Month LIBOR	2.250%	1/17/24	BB	151,140
414	Sinclair Television Group, Term Loan B2	2.360%	1-Month LIBOR	2.250%	1/03/24	Ba2	411,565
341	Springer SBM Two GmbH, Term Loan B16	4.000%	1-Month LIBOR	3.250%	8/14/26	B+	341,700
194	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	194,195
4,584	Total Media						4,550,270

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	Multiline Retail – 0.1%

$242	EG America LLC, Term Loan, First Lien	4.203%	3-Month LIBOR	4.000%	2/05/25	B–	$239,040

	Oil, Gas & Consumable Fuels – 0.2%

72	Fieldwood Energy LLC, DIP Term Loan, (10), (11)	3.000%	1-Month LIBOR	3.000%	8/05/21	N/R	74,400
8	Fieldwood Energy LLC, DIP Term Loan, (10), (11)	9.750%	1-Month LIBOR	8.750%	8/05/21	N/R	8,267
553	Fieldwood Energy LLC, Exit Term Loan, (DD1), (10)	0.000%	N/A	N/A	4/11/22	N/R	218,705
267	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (10)	0.000%	N/A	N/A	4/11/23	N/R	15,360
900	Total Oil, Gas & Consumable Fuels						316,732

	Paper & Forest Products – 0.1%

115	Asplundh Tree Expert, LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	114,524

	Personal Products – 0.0%

45	Domtar Personal Care, Term Loan, First Lien	5.000%	3-Month LIBOR	4.250%	3/01/28	B	45,103

	Pharmaceuticals – 0.8%

150	Endo Health Solutions, Inc., Term Loan B	5.00%	3-Month LIBOR	4.250%	4/29/24	B+	150,167
91	Endo Health Solutions, Inc., 2021 Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	87,496
21	Mallinckrodt International Finance S.A., Term Loan B, First Lien, (WI/DD), (10)	TBD	TBD	TBD	TBD	D	21,314
568	Milano, Term Loan B, (DD1)	4.750%	3-Month LIBOR	4.000%	10/01/27	BB–	567,154
515	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	3.109%	1-Month LIBOR	3.000%	6/02/25	BB	513,593
1,345	Total Pharmaceuticals						1,339,724

	Professional Services – 0.4%

149	Ceridian HCM Holding, Inc., Term Loan B	2.581%	1-Week LIBOR	2.500%	4/30/25	B+	146,957
274	Nielsen Finance LLC, Term Loan B4	2.103%	1-Month LIBOR	2.000%	10/04/23	BBB–	274,176
299	On Assignment, Inc., Term Loan B3	1.859%	1-Month LIBOR	1.750%	4/02/25	BBB–	299,287
722	Total Professional Services						720,420

	Road & Rail – 0.6%

221	Avolon LLC, Term Loan B	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	220,081
219	Fly Funding II S.a r.l., Replacement Term Loan	1.950%	3-Month LIBOR	1.750%	8/09/25	BB+	215,489
495	Genesee & Wyoming Inc., Term Loan, First Lien	2.203%	3-Month LIBOR	2.000%	12/30/26	BB+	493,995
935	Total Road & Rail						929,565

	Semiconductors & Semiconductor Equipment – 0.3%

438	MKS Instruments, Inc., Term Loan B6	1.859%	1-Month LIBOR	1.750%	2/02/26	BB+	438,081

	Software – 1.9%

89	DiscoverOrg, LLC, Term Loan B	3.109%	1-Month LIBOR	3.000%	2/01/26	BB–	89,071
580	Ellucian, Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	10/07/27	B	579,986
345	Epicor Software Corporation, Term Loan B	4.000%	1-Month LIBOR	3.250%	7/31/27	B2	344,595
500	Infoblox, Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	500,090
147	McAfee LLC, Term Loan B	3.859%	1-Month LIBOR	3.750%	9/29/24	BB	147,627
120	Micro Focus International PLC, New Term Loan	2.859%	1-Month LIBOR	2.750%	6/21/24	BB	119,671
813	Micro Focus International PLC, Term Loan B	2.859%	1-Month LIBOR	2.750%	6/21/24	BB	808,167
80	RealPage, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	79,733

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	Software (continued)

$218	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B3	1.859%	1-Month LIBOR	1.750%	4/16/25	BB+	$215,676
163	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B4	1.859%	1-Month LIBOR	1.750%	4/16/25	BB+	161,035
3,055	Total Software						3,045,651

	Specialty Retail – 0.2%

370	Petsmart, Inc., 2021 Term Loan	4.500%	3-Month LIBOR	3.750%	2/12/28	BB–	369,945

	Technology Hardware, Storage & Peripherals – 0.5%

301	Dell International LLC, Term Loan B	2.000%	1-Month LIBOR	1.750%	9/19/25	BBB–	301,224
244	NCR Corporation, Term Loan B	2.720%	3-Month LIBOR	2.500%	8/28/26	BB+	242,237
160	Peraton Corp, Delayed Draw Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB–	159,683
91	Peraton Corp., Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	2/01/28	BB–	90,734
796	Total Technology Hardware, Storage & Peripherals						793,878

	Trading Companies & Distributors – 0.2%

377	Univar, Inc., Term Loan B	2.359%	1-Month LIBOR	2.250%	7/01/24	BBB–	376,490
$33,299	Total Variable Rate Senior Loan Interests (cost $32,818,306)						32,438,787

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (9)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED–5.1% (3.5% of Total Investments)

	Automobiles – 0.3%

$175	General Motors Financial Co Inc			5.700%	N/A (12)	BB+	$189,000
240	General Motors Financial Co Inc			6.500%	N/A (12)	BB+	261,000
415	Total Automobiles						450,000

	Banks – 3.1%

300	Bank of America Corp			6.500%	N/A (12)	BBB	336,000
70	Bank of America Corp			6.300%	N/A (12)	BBB	80,500
75	Bank of America Corp			6.100%	N/A (12)	BBB	83,250
350	CIT Group Inc., (5)			5.800%	N/A (12)	Ba3	361,812
350	Citigroup Inc, (5)			6.250%	N/A (12)	BBB–	399,875
50	Citigroup Inc			4.000%	N/A (12)	BBB–	50,488
275	Citizens Financial Group Inc, (3-Month LIBOR reference rate + 3.960% spread), (13)			4.197%	N/A (12)	BB+	273,702
50	CoBank ACB, 144A			6.250%	N/A (12)	BBB+	54,000
575	JPMorgan Chase & Co, (5)			6.750%	N/A (12)	BBB+	629,625
50	M&T Bank Corp			5.125%	N/A (12)	Baa2	54,000
450	M&T Bank Corp, (5)			6.450%	N/A (12)	Baa2	490,500
550	PNC Financial Services Group Inc, (5)			6.750%	N/A (12)	Baa2	557,865
245	Regions Financial Corp			5.750%	N/A (12)	BB+	269,806
200	SVB Financial Group			4.100%	N/A (12)	Baa2	200,500
500	Truist Financial Corp, (5)			4.950%	N/A (12)	Baa2	541,875
225	Wells Fargo & Co			5.875%	N/A (12)	Baa2	247,725
500	Zions Bancorp NA			7.200%	N/A (12)	BB+	532,590
4,815	Total Banks						5,164,113

	Capital Markets – 0.7%

125	Charles Schwab Corp			7.000%	N/A (12)	BBB	130,290
300	Charles Schwab Corp			5.375%	N/A (12)	BBB	331,401
236	Goldman Sachs Group Inc			4.950%	N/A (12)	BBB–	249,641
100	Goldman Sachs Group Inc			5.300%	N/A (12)	BBB–	110,250
95	Morgan Stanley, (3-Month LIBOR reference rate + 3.810% spread), (13)			4.051%	N/A (12)	Baa3	95,000

Principal Amount (000)	Description (1)	Coupon	Maturity		Ratings (9)	Value

	Capital Markets (continued)

$217	Northern Trust Corp	4.600%	N/A	(12)	BBB+	$229,478
1,073	Total Capital Markets					1,146,060

	Consumer Finance – 0.3%

340	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread), (13)	3.991%	N/A (12)		Baa3	338,300
175	Discover Financial Services	5.500%	N/A (12)		Ba2	181,615
515	Total Consumer Finance					519,915

	Diversified Financial Services – 0.1%

225	Voya Financial Inc	6.125%	N/A (12)		BBB–	241,346

	Food Products – 0.2%

300	Land O’ Lakes Inc, 144A	8.000%	N/A (12)		BB	316,500

	Insurance – 0.2%

250	Progressive Corp	5.375%	N/A (12)		BBB+	260,075

	Multi-Utilities – 0.2%

300	Sempra Energy	4.875%	N/A (12)		BBB–	321,000

$7,893	Total $1,000 Par (or similar) Institutional Preferred (cost $8,157,878)					8,419,009

Shares	Description (1)	Coupon			Ratings (9)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 4.7% (3.3% of Total Investments)

	Banks – 1.7%

5,000	Citigroup Inc	7.125%			BBB–	$140,650
4,625	CoBank ACB,144A, (3)	6.250%			BBB+	483,312
1,183	CoBank ACB, (3)	6.125%			BBB+	121,849
8,622	Fifth Third Bancorp	6.625%			Baa3	242,709
8,662	FNB Corp/PA	7.250%			Ba1	249,292
15,475	Huntington Bancshares Inc/OH	6.250%			Baa3	391,982
6,050	KeyCorp	6.125%			Baa3	180,169
5,900	People’s United Financial Inc	5.625%			BB+	163,489
6,844	Regions Financial Corp	6.375%			BB+	193,275
9,900	SVB Financial Group	5.250%			Baa2	259,281
16,300	US Bancorp	6.500%			A3	423,963
	Total Banks					2,849,971

	Capital Markets – 0.8%

15,400	Charles Schwab Corp, (5)	6.000%			BBB	389,928
16,725	Morgan Stanley	7.125%			Baa3	482,683
4,796	Stifel Financial Corp	6.250%			BB–	122,538

9,050	Stifel Financial Corp	6.250%			BB–	246,975
	Total Capital Markets					1,242,124

	Consumer Finance – 0.1%

6,448	Synchrony Financial	5.625%			BB–	172,033

	Electric Utilities – 0.2%

13,200	Duke Energy Corp	5.750%			BBB–	364,980

	Food Products – 0.3%

8,257	CHS Inc	7.875%			N/R	237,224
8,382	CHS Inc	7.100%			N/R	231,427
1,705	CHS Inc	6.750%			N/R	47,092
	Total Food Products					515,743

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Shares	Description (1)			Coupon		Ratings (9)	Value

	Insurance – 1.2%

15,015	Allstate Corp			5.625%		BBB–	$409,309
9,800	Athene Holding Ltd			6.350%		BBB–	281,260
8,100	Athene Holding Ltd			6.375%		BBB–	227,610
12,900	Enstar Group Ltd			7.000%		BB+	371,004
16,100	MetLife Inc			5.625%		Baa2	439,852
11,682	PartnerRe Ltd			7.250%		BBB	295,204
	Total Insurance						2,024,239

	Thrifts & Mortgage Finance – 0.4%

15,000	Federal Agricultural Mortgage Corp			5.700%		N/R	402,600
6,200	New York Community Bancorp Inc			6.375%		Ba2	176,080
	Total Thrifts & Mortgage Finance						578,680
	Total $25 Par (or similar) Retail Preferred (cost $7,371,661)						7,747,770

Shares	Description (1)			Coupon		Ratings (9)	Value

	CONVERTIBLE PREFERRED SECURITIES – 3.6% (2.5% of Total Investments)

	Banks – 0.4%

225	Bank of America Corp			7.250%		BBB	$314,550
295	Wells Fargo & Co			7.500%		Baa2	418,136
	Total Banks						732,686

	Life Sciences Tools & Services – 1.2%

21,110	Avantor Inc, (5)			6.250%		N/R	1,905,600

	Semiconductors & Semiconductor Equipment – 2.0%

2,240	Broadcom Inc			8.000%		N/R	3,302,857
	Total Convertible Preferred Securities (cost $4,578,320)						5,941,143

Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity		Value

	STRUCTURED NOTES – 0.6% (0.4% of Total Investments)

24,000	Merrill Lynch International & Co. C.V., Structured Warrant, Linked to Common Stock of Teradata Corp. (Cap 125.77% of the Issue Price), (WI/DD)	16.000%	$39.524	$49.709	9/27/21		$927,447
	Total Structured Notes (cost $948,571)						927,447

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (9)	Value

	CORPORATE BONDS – 0.1% (0.1% of Total Investments)

	Media – 0.1%

$26	iHeartCommunications Inc			8.375%	5/01/27	CCC+	$27,923
	Total Corporate Bonds (cost $27,337)						27,923

Shares	Description (1)						Value

	WARRANTS – 0.0% (0.0% of Total Investments)

	Entertainment – 0.0%
13,214	Cineworld Warrant, (3)						$7,915
	Total Warrants (cost $0)						7,915
	Total Long-Term Investments (cost $174,265,979)						220,336,353

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 10.1% (7.0% of Total Investments)

	REPURCHASE AGREEMENTS – 3.6% (2.5% of Total Investments)

$5,854	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $5,854,274, collateralized by $5,500,600, U.S. Treasury Notes, 2.750%, due 2/28/25, value $5,971,438	0.000%	4/01/21	$5,854,274

	INVESTMENT COMPANIES – 6.5% (4.5% of Total Investments)

10,675,896	BlackRock Liquidity Funds T-Fund	0.030% (14)	N/A	10,675,896
	Total Short-Term Investments (cost $16,530,170)			16,530,170
	Total Investments (cost $190,796,149) – 144.4%			236,866,523
	Borrowings – (40.7)% (15), (16)			(66,750,000)
	Other Assets Less Liabilities – (3.7)% (17)			(6,092,054)
	Net Assets Applicable to Common Shares – 100%			$164,024,469

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (18)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$41,800,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$(2,670,768)	$(2,670,768)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$97,379,705	$67,434,258	$12,396	$164,826,359
Variable Rate Senior Loan Interests	—	32,438,787	—	32,438,787
$1,000 Par (or similar) Institutional Preferred	—	8,419,009	—	8,419,009
$25 Par (or similar) Retail Preferred	7,142,609	605,161	—	7,747,770
Convertible Preferred Securities	5,941,143	—	—	5,941,143
Structured Notes	—	927,447	—	927,447
Corporate Bonds	—	27,923	—	27,923
Warrants	—	7,915	—	7,915

Short-Term Investments:
Repurchase Agreements	—	5,854,274	—	5,854,274
Investment Companies	10,675,896	—	—	10,675,896

Investments in Derivatives:
Interest Rate Swaps*	—	(2,670,768)	—	(2,670,768)
Total	$121,139,353	$113,044,006	$12,396	$234,195,755
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(5)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $59,096,117.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(8)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(9)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.

(10)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(11)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(12)	Perpetual security. Maturity date is not applicable.

(13)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(14)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(15)	Borrowings as a percentage of Total Investments is 28.2%.

(16)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $142,476,371 have been pledged as collateral for borrowings.

(17)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(18)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable.

PIK

payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.